Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 09, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2019	Jul. 22, 2019
Federal Deposit Insurance Coverage Amount									$ 250,000
Interest earned on marketable securities held in Trust Account		$ 36,858				$ 1,617,663	$ 1,857,342
Regulatory withdrawal, annual limit						325,000	325,000	$ 325,000
Net income (loss)		(86,776)	$ 1,334,022	$ (16,606)		1,247,246	1,147,262
Interest earned on marketable securities held in Trust Account Net of regulatory withdrawal					$ 1,500,000
Common Class A [Member]
Interest earned on marketable securities held in Trust Account		$ 37,000				$ 1,600,000	$ 1,900,000
Temporary shares outstanding		19,283,928			19,159,203	19,283,928	19,159,203	19,159,203
Interest earned on marketable securities held in Trust Account Net of regulatory withdrawal	$ 1,500,000	$ 37,000				$ 1,600,000
Common Class B [Member]
Net Income attributable to ordinary holders		124,000				370,000	$ 385,000
Cash and Cash Equivalents [Member]
Cash held in trust		$ 13,000			$ 17,000	$ 13,000	$ 17,000	$ 17,000
Common Stock [Member]
Antidilutive securities						10,725,000	10,725,000